Acquired Developed Technology and Other Intangibles (Tables)	12 Months Ended
Jun. 30, 2012
Acquired Developed Technology and Other Intangibles
Schedule of acquired developed technology and other intangibles

The following tables present details of the Company’s acquired developed technology and other intangibles (in millions):

	Gross
	Carrying	Accumulated
As of June 30, 2012	Amount	Amortization	Net
Acquired developed technology	$534.8	$(398.6)	$136.2
Other	279.3	(236.7)	42.6
Total intangibles	$814.1	$(635.3)	$178.8

	Gross
	Carrying	Accumulated
As of July 2, 2011	Amount	Amortization	Net
Acquired developed technology	$517.4	$(344.1)	$173.3
Other	300.5	(208.2)	92.3
Total intangibles subject to amortization	817.9	(552.3)	265.6
Indefinite life intangibles	9.8	—	9.8
Total intangibles	$827.7	$(552.3)	$275.4

Schedule of details of amortization expense

The following table presents details of the Company’s amortization (in millions):

	Years Ended
	June 30,	July 2,	July 3,
	2012	2011	2010
Cost of sales	$58.6	$56.9	$50.6
Operating expense	21.7	25.9	21.7
Total	$80.3	$82.8	$72.3

Schedule of estimated future amortization

Based on the carrying amount of acquired developed technology and other intangibles in continuing operations as of June 30, 2012, and assuming no future impairment of the underlying assets, the estimated future amortization is as follows (in millions):

Fiscal Years
2013	$68.3
2014	42.5
2015	34.8
2016	12.9
2017	10.4
Thereafter	9.9
Total amortization	$178.8